Investment Commitments (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Investment Commitments [Abstract]
Number of Small Business Investment Companies in which the Bank is a limited partner	3
Other Commitment	$ 3,000
Cost-method Investments, Other than Temporary Impairment	0	72	12
Cost-method Investments, Aggregate Carrying Amount	1,300	746
Other Commitment, Remaining Minimum Amount Committed	$ 934